Other Gains and (Losses) (Details) - Schedule of other gains and (losses) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other gains and (losses) [Abstract]
Gain/(Loss) on disposals of property, plant and equipment	$ (46,184)	$ 2,124	$ 1,380
Foreign exchange gain		13	(49)
Provision / reversal of inventory obsolescence			(196,124)
Bad debt provision of trade receivables	(2,334,410)	(1,028,972)
Impairment of property			(13,311,557)
Others		(37,753)	(15,950)
Other gains (losses)	$ (2,380,594)	$ (1,064,588)	$ (13,522,300)